Disclosure of detailed information about changes in investment in IGC (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Balance	$ 7,578,989
Balance	0	$ 7,578,989
IG Copper, LLC [Member]
Statements Line Items
Balance	7,578,989	4,992,823
Additional investments in IGC	2,265,157	3,077,171
Dilution gain (loss)	(577,963)	503,543
Share of equity income (loss)	98,919,337	(994,548)
Equity investment share based payments	246,718
Distributions received	(89,489,936)
Loss on derecognition of an investment in associated entity	(18,030,825)
Derecognized as an investment in associated entity	(911,477)
Balance	$ 0	$ 7,578,989